LEASES (Details 2) € in Thousands	Dec. 31, 2025 EUR (€)
Leases
Year 1	€ 698
Year 2	698
Year 3	609
Year 4	541
Year 5	63
Onwards
Total future lease payments	2,609
Less: unearned interest	490
Lease Liabilities as of December 31, 2025	2,119
Non-Current	1,615
Current	€ 504